RELATED PARTY TRANSACTIONS - Administrative Service Fee (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 20, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
General and administrative expenses		$ 5,506,346	$ 373,422	$ 8,211,992	$ 828,934	$ 1,775,527	$ 1,122,892
Due to related party		52,582		52,582		50,221	7,500
Monthly Fee	$ 16,667
Sponsor
Related Party Transaction [Line Items]
Administrative Fees Expense	$ 16,667
Sponsor | Monthly Fee For General And Administrative Services
Related Party Transaction [Line Items]
Due to related party						0	0
Related Party | Sponsor
Related Party Transaction [Line Items]
Management fee, monthly amount							$ 139,447
Related Party | Sponsor | Monthly Fee For General And Administrative Services
Related Party Transaction [Line Items]
General and administrative expenses		50,001			$ 100,002	200,004
Due to related party		$ 0		$ 0		$ 0